Right of Use Assets and Lease Liabilities (Narrative) (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) Employees	Jun. 30, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Disclosure Of Detailed Information About Right Of Use Assets And Lease Liabilities [Line Items]
Right of use assets carrying value	$ 3,932,239		$ 4,124,563	$ 4,845,738
Discounted rate of interest	8.00%
Interest expense incurred	$ 86,483	$ 98,183
Depreciation expense	192,324	201,694	$ 785,306
Rental payments	261,355	$ 272,919
South Charleston Development Authority [Member]
Disclosure Of Detailed Information About Right Of Use Assets And Lease Liabilities [Line Items]
Forgiveness on lease liability	$ 1,300,000
Number of employees set thereafter for eligible forgiveness | Employees	200
Additional forgiveness on lease liability	$ 500,000
Number of employees thereafter eligible for additional forgiveness | Employees	100
Total amount of forgiveness on lease liability	$ 6,700,000